Share-based Compensation (Share Awards to Co-Chief Executive Officer, Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended									1 Months Ended
	Dec. 31, 2013 Restricted Shares [Member] years	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Apr. 03, 2013 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member]	May 08, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member]	Jan. 08, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member]	Dec. 31, 2013 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member] years	Dec. 31, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member]	May 08, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member] Vesting subject to service condition [Member]	Jan. 08, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member] Vesting subject to service condition [Member]	May 08, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] Restricted Shares [Member] Vesting on the first-year anniversary of the vesting commencement date [Member]
Jan. 08, 2012
Share Awards to Co-Chief Executive Officer [Member]
Co-CEO of NQ Mobile [Member]
Restricted Shares [Member]
Vesting on the first-year anniversary of the vesting commencement date [Member]

Jan. 08, 2012
Share Awards to Co-Chief Executive Officer [Member]
Co-CEO of NQ Mobile [Member]
Restricted Shares [Member]
Vesting each month as the vesting commencement date over remaining period thereafter [Member]

Dec. 31, 2012
Share Awards to Co-Chief Executive Officer [Member]
Co-CEO of NQ Mobile [Member]
Restricted Shares [Member]
Vesting subject to achievement of either specific performance or market conditions [Member]

May 08, 2012
Share Awards to Co-Chief Executive Officer [Member]
Co-CEO of NQ Mobile [Member]
Restricted Shares [Member]
Vesting subject to achievement of either specific performance or market conditions [Member]

Jan. 08, 2012
Share Awards to Co-Chief Executive Officer [Member]
Co-CEO of NQ Mobile [Member]
Restricted Shares [Member]
Vesting subject to achievement of either specific performance or market conditions [Member]
																	May 08, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] NQ Global Shares [Member]	Feb. 29, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] NQ Global Shares [Member]	Feb. 29, 2012 Share Awards to Co-Chief Executive Officer [Member] Co-CEO of NQ Mobile [Member] NQ Global Shares [Member] Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	52,643,485	47,973,506	1,075,000		9,000,000	10,000,000				6,000,000	3,500,000				5,500,000	4,000,000
Vesting period										4 years
Percentage of vesting												25.00%	2.0833%						25.00%
Remaining period thereafter													3 years
Requisite service period									4 years		4 years				4 years	4 years
Percentage of equity interest granted																		15.00%
Share-based compensation expense	$ 46,868,000	$ 16,277,000	$ 798,000				$ 6,428,000	$ 12,330,000										$ 451,000
Percentage of equity interest granted but then cancelled																	15.00%
Incremental compensation expense due to plan modification				0	14,019,000
Accumulated number of shares granted					19,000,000				9,500,000						95,000,000
Number of shares that become vested and non-forfeitable, upper range limit															11,875,000
Number of shares vested	18,037,583	2,992,985												2,521,755
Unrecognized compensation expense	$ 70,637,000						$ 4,706,000
Unrecognized compensation expense, weighted average period for recognition (in years)	3.4						2.0